Employee Benefit Plans (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Employee Benefit Plans [Abstract]
Contributed and accrued	¥ 10,353	¥ 14,305